Termination of Vie Agreements with Shareholders of 39PU (Details) $ in Millions	12 Months Ended
Jun. 30, 2023 USD ($)
Termination of Vie Agreements with Shareholders of 39PU [Abstract]
Purchase of shares percentage	51.00%
Cash consideration	$ 8